13F-HR
9/30/05

0000889780
koong@h3

NONE
1
Michael A. Chisek
212-446-9330

mchisek@dccap.com

13F-HR
Form 13F Holdings Report

					UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30,
2005

Check here if Amendment [   ]; Amendment Number:
This Amendment (Check only one.) : 	[  ] is a restatement.
	[  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:	D. C. Capital Partners, L.P.
Address:	800 Third Avenue
	40th Floor
	New York, NY  10022

13F File Number:	28-6726

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Michael A. Chisek
Title:		Managing Director
Phone:		212-446-9330
Signature, Place, and Date of Signing:

	Michael A. Chisek	New York, New York November 7, 2005

Report Type (Check only one.):

[ X]			13F HOLDINGS REPORT
[  ]			13F NOTICE
[  ]			13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.  /s/ Michael A. Chisek

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:		0

Form 13F Information Table Entry Total: 22

Form 13F Information Table Value total:	$185,269
List of Other Included Managers:

No.	13F File Number		Name





<PAGE










































FORM 13F INFORMATION
TABLE





























































NAME OF ISSUER

TITLE OF
CLASS

CUSIP

VALUE

SHARES/

SH/

PUT/

INVSTMT

OTHER

VOTING
AUTHORITY








(x$1000)

PRN AMT

PRN

CALL

DISCRETN

MANAGERS

SOLE
SHARED
NONE
































AMR

COM

001765106

11180

1000000

SH



Sole



1000000


Advance Auto Parts Inc

COM

00751Y106

10154

262500

SH



Sole



262500


Amgen Inc

COM

031162100

23850

299365

SH



Sole



299365


Avon Products Inc

COM

073302101

1215

45000

SH



Sole



45000


BE Aerospace

COM

131193104

19056

1150000

SH



Sole



1150000


Calpine Corporation

COM

131347106

5180

2000000

SH



Sole



2000000


Caremarx RX

COM

141705103

14979

300000

SH



Sole



300000


Compass Minerals

COM

20451N101

1035

45000

SH



Sole



45000


Delphi Corp

COM

247126105

2760

1000000

SH



Sole



1000000


EMC Corporation

COM

268648102

9705

750000

SH



Sole



750000


Flowserve Corporation

COM

34354P105

10905

300000

SH



Sole



300000


Home Depot Inc

COM

437076102

11442

300000

SH



Sole



300000


Intuitive Surgical,Inc

COM

559222401

1649

22500

SH



Sole



22500


Magna International

COM

585055106

7486

100000

SH



Sole



100000


Medtronic Inc

COM

69888P106

11796

220000

SH



Sole



220000


Par Pharmaceutical

COM

74834L100

2300

86400

SH



Sole



86400


Quest Diagnostics Inc

COM

800907107

7076

140000

SH



Sole



140000


Sanmina-SCI Corp

COM

834376105

856

199619

SH



Sole



199619


Solutia

COM

881624209

2169

3121000

SH



Sole



3121000


Teva Pharmaceutical

COM

888339108

11697

350000

SH



Sole



350000


Visteon

COM

92839U107

7824

800000

SH



Sole



800000


Wal-Mart Stores

COM

931142103

10955

250000

SH



Sole



250000

